Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 8 – ACCRUED EXPENSES AND OTHER LIABILITIES

	June 30,	December 31,
(in thousands)	2024	2023

Vacation, convalescence and bonus accruals	$291	$341
Employees and payroll related	314	422
Short term operating lease liabilities	336	346
Accrued expenses and other	1,597	2,892
	$2,538	$4,001